10. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of loss before income taxes
	Year ended December 31,
	2015	2014
Domestic (U.S.)	$(7,724,418)	$(4,040,654)
Foreign (U.K.)	(4,767,363)	(10,003,427)
Foreign (Germany)	(15,690)	(263,023)
Loss before income taxes	$(12,507,471)	$(14,307,104)

Reconciliation of income tax provision (benefit)
	Year ended December 31,
	2015	2014
Federal	$(4,252,540)	$(4,860,256)
State	(276,601)	(145,209)
Increase in tax losses not recognized	2,238,879	4,949,805
Permanent differences, net	800,891	(1,529,190)
Mark to market	722,540	–
Foreign rate differential	502,357	1,184,770
Share-based payments, net	308,888	505,035
Other	–	7,273
Enhanced research and development tax credits	(44,414)	(112,228)
Net provision (benefit) for income taxes	$–	$–

Schedule of deferred tax assets and liabilities
	Year ended December 31,
	2015	2014
Deferred tax assets:
U.K. net operating loss carryforwards	$9,402,398	$9,198,798
U.K. capital loss carryforwards	1,775,932	1,874,254
U.S. federal net operating loss carryforwards	1,659,050	923,816
Share-based payments	1,313,226	52,320
Enhanced research and development tax credits	852,272	786,342
Germany net operating loss carryforwards	401,906	393,638
U.S. state net operating loss carryforwards	422,622	233,825
Accrued expenses	44,557	157,329
Depreciation	25,823	37,703
Other	4,998	115,384
Total deferred tax assets before valuation allowance	15,902,784	13,773,409
Deferred tax liabilities:
Indefinite-lived intangible asset	(2,918,518)	(3,080,096)
Debt discount	(578,346)	–
Total deferred tax liabilities	(3,496,864)	(3,080,096)
Less valuation allowance	(15,324,438)	(13,773,409)
Total net deferred tax liability	$(2,918,518)	$(3,080,096)

Uncertain tax benefits
	Year ended December 31,
	2015	2014
Uncertain tax benefits as of January 1	$–	$185,961
Gross adjustments in tax positions	–	(185,961)
Uncertain tax positions as of December 31	$–	$–